Significant Accounting Policies (Details) - Schedule of changes in liability for product warranty - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of changes in liability for product warranty [Abstract]
Balance at beginning	$ 4,612	$ 1,650
Additions and adjustments to cost of revenues	2,946	8,897
Reduction for payments and costs to satisfy claims	(5,640)	(5,935)
Balance at ending	$ 1,918	$ 4,612